Investments in Financial Assets (Details) € in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2023 EUR (€)	May 31, 2021 director	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Oct. 31, 2023 EUR (€)
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Fair value loss on investment in financial asset designated as at FVTOCI			€ (621)
Gain (loss) on disposal of associate				€ 514
Yarrow Biotechnology, Inc
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Proportion of ownership interest					3.60%
Investments in financial assets					€ 0		€ 0
Kamal Therapeutics, Inc.
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Proportion of ownership interest					0.20%	3.90%
Investments in financial assets	€ 0				€ 0	€ 0
Fair value loss on investment in financial asset designated as at FVTOCI	€ (621)
Gain (loss) on disposal of associate				621
Yarrow Biotechnology, Inc
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Ownership interest		8.00%
Number of directors on the board that entity has the right to appoint | director		1
Total number of directors on the board | director		3
Wings Therapeutics Inc
Disclosure of Investment in Financial Asset and Gain on Disposal of Associate [Line items]
Gain (loss) on disposal of associate				€ (107)